LEASE OBLIGATIONS - Schedule of Lease Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease liabilities, beginning balance	$ 63,520,215	$ 62,209,317
Additions	22,767,916	7,401,691
Lease payments	(1,361,347)	(4,977,183)
Modifications	(2,194,006)	(439,897)
Foreign currency translation adjustment		(673,713)
Foreign currency translation adjustment	(4,969)
Lease liabilities, ending balance	82,727,809	63,520,215
Current portion	5,420,223	5,210,183
Non-current portion	$ 77,307,586	$ 58,310,032